Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.77%
New Jersey–83.55%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	$ 1,250	$ 1,476,087
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2022	770	772,610
Series 2004, RB (INS - AMBAC)(a)	5.25%	01/01/2024	1,665	1,670,307
Series 2004, RB (INS - AMBAC)(a)	5.00%	01/01/2025	220	220,638
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2028	1,000	1,102,148
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2031	2,000	2,190,250
Series 2014, Ref. RB	5.25%	11/01/2039	3,000	3,261,799
Series 2014, Ref. RB	5.25%	11/01/2044	3,000	3,254,592
Deutsche Bank Spears/Lifers Trust;
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	6,330	6,757,165
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	5,380	5,743,056
Series 2013, RB(b)(c)(d)	5.00%	05/01/2023	4,000	4,269,930
Essex (County of), NJ Improvement Authority; Series 1999, RB (INS - AMBAC)(a)	5.13%	04/01/2029	100	100,176
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(e)	4.00%	08/01/2060	1,500	1,659,109
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing);
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	750	888,221
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2056	750	884,595
Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2060	1,000	1,167,951
Essex (County of), NJ Utilities Authority; Series 2009, Ref. RB (INS - AGC)(a)	4.13%	04/01/2022	75	75,190
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(f)	0.00%	11/01/2026	140	131,314
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	460	562,652
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2051	2,250	2,651,833
Lavallette School District; Series 2005, GO Bonds (INS - SGI)(a)	4.20%	02/01/2025	10	10,033
Middlesex (County of), NJ Improvement Authority; Series 2000, RB (INS - AMBAC)(a)(g)	5.50%	09/01/2030	20	20,089
New Brunswick (City of), NJ Parking Authority;
Series 2012, Ref. RB	5.00%	09/01/2027	445	460,181
Series 2012, Ref. RB	5.00%	09/01/2029	605	625,639
New Jersey (State of);
Series 2017 XF0553, GO Bonds(d)	5.00%	06/01/2028	5,000	6,068,243
Series 2020 A, GO Bonds	4.00%	06/01/2032	4,000	4,976,677
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	600	711,713
Series 2016 A, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	300	354,500
New Jersey (State of) Economic Development Authority;
Series 1997 A, Ref. RB	5.88%	12/01/2026	1,795	1,797,442
Series 1998 B, RB(g)	6.50%	04/01/2031	90	102,304
Series 1999 A, RB	6.25%	07/01/2024	15	15,060
Series 2005 N-1, Ref. RB (INS - NATL)(a)	5.50%	09/01/2023	100	108,779
Series 2012 A, RB(g)	5.00%	06/15/2037	1,515	1,543,588
Series 2012 A, RB(g)	5.13%	06/15/2043	1,250	1,273,917
Series 2012, Ref. RB	5.00%	06/15/2028	2,095	2,144,252
Series 2012, Ref. RB	5.00%	06/15/2029	900	920,977
Series 2013 NN, Ref. RB	5.00%	03/01/2030	700	738,909
Series 2013, RB	6.00%	10/01/2043	3,200	3,451,925
Series 2014 A, RB(e)	6.00%	10/01/2034	515	558,499
Series 2014, RB	5.25%	01/01/2044	5,500	5,614,445
Series 2015 WW, RB	5.00%	06/15/2035	3,000	3,428,767
Series 2015 WW, RB	5.00%	06/15/2036	3,000	3,424,765
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,574,301
Series 2017, RB	5.00%	07/15/2047	1,000	1,145,428
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	1,000	1,189,181
Series 2018 A, RB (Acquired 08/29/2018; Cost $281,788)(e)(h)	5.38%	09/01/2033	275	288,034
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Series 2018 A, RB(e)	5.00%	10/01/2033	$ 1,000	$ 1,121,342
Series 2018 A, RB	5.00%	07/01/2038	350	408,588
Series 2018 A, RB (Acquired 08/29/2018-08/30/2018; Cost $790,609)(e)(h)	5.63%	09/01/2038	765	803,195
Series 2018 A, RB(e)	5.25%	10/01/2038	2,500	2,795,837
Series 2018 A, RB(e)	6.25%	11/01/2038	525	622,165
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,548,284
Series 2018 A, RB	5.00%	12/01/2048	3,000	3,571,367
Series 2018 A, RB	5.00%	07/01/2050	1,000	1,150,542
Series 2018 A, RB(e)	6.50%	11/01/2052	2,500	2,987,447
Series 2018 B, RB(e)	6.00%	11/01/2022	130	131,622
Series 2019, RB	4.00%	06/15/2044	1,000	1,132,684
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB(e)	5.00%	10/01/2039	2,000	2,061,266
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.25%	09/15/2029	850	881,901
New Jersey (State of) Economic Development Authority (Elite Pharmaceuticals, Inc. - 2005); Series 2005 A, RB(g)	6.50%	09/01/2030	25	24,849
New Jersey (State of) Economic Development Authority (Middlesex Water Co.); Series 2019, RB(g)	4.00%	08/01/2059	4,275	4,718,672
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,336	2,929,426
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	52,634
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021, RB	4.00%	06/15/2046	2,750	3,134,515
Series 2021, RB	4.00%	06/15/2050	5,440	6,176,692
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(g)	5.38%	01/01/2043	10,650	11,720,806
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	4.00%	11/01/2039	1,000	1,143,082
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,526,408
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,720,000
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,598,072
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,640	1,757,241
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	914,550
New Jersey (State of) Educational Facilities Authority (Public Library); Series 2002 A, RB (INS - AMBAC)(a)	5.00%	09/01/2022	5	5,019
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2035	185	205,686
Series 2017 F, RB	5.00%	07/01/2036	300	332,891
Series 2017 F, RB	5.00%	07/01/2047	3,250	3,544,943
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	3,000	3,430,196
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	2,000	2,382,637
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2013, Ref. RB	5.00%	08/15/2034	1,960	2,095,961
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,389,013
Series 2021, RB	4.00%	07/01/2051	3,000	3,545,678
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health Obligated Group); Series 2014, Ref. RB	5.00%	07/01/2044	3,000	3,330,687
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,275,386
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2011 1, RB(g)	5.50%	12/01/2025	1,030	1,031,277
Series 2011 1, RB(g)	5.75%	12/01/2029	25	25,030
Series 2011 I, RB(g)	5.75%	12/01/2028	655	655,799
Series 2013 1B, RB(g)	4.75%	12/01/2043	2,000	2,051,307
Series 2019 C, Ref. RB(g)	3.63%	12/01/2049	1,000	1,027,331
Series 2021 C, RB(g)	3.25%	12/01/2051	500	505,346
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	$ 870	$ 956,695
Series 2018 BB, Ref. RB(g)	3.80%	10/01/2032	835	901,701
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	538,202
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	910,385
Series 2020 E, Ref. RB	2.45%	10/01/2050	575	581,168
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2021 H, RB	2.40%	04/01/2052	1,500	1,473,567
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2037	2,000	1,416,530
Series 2008 A, RB(f)	0.00%	12/15/2038	2,000	1,348,539
Series 2010 A, RB (INS - BAM)(a)(f)	0.00%	12/15/2028	1,200	1,083,084
Series 2012 A, RB(b)	5.00%	06/15/2042	2,360	2,420,335
Series 2013 AA, RB	5.25%	06/15/2033	1,335	1,428,171
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	8,960,394
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	4,144,720
Series 2019 BB, RB	4.00%	06/15/2050	1,000	1,115,113
Series 2020 AA, RB	4.00%	06/15/2050	5,930	6,733,048
New Jersey (State of) Turnpike Authority; Series 2019 A, RB	5.00%	01/01/2048	2,000	2,459,039
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,353,148
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	480,617
Series 2020 C, Ref. GO Bonds (INS - AGM)(a)	4.00%	10/01/2039	305	351,641
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	904,956
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,113,902
Salem (County of), NJ Improvement Authority (Finlaw State Office Building); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	08/15/2048	1,905	2,202,546
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	1,250	1,305,858
South Jersey Port Corp.; Series 2016 S-1, Ref. RB	5.00%	01/01/2039	1,350	1,536,976
South Jersey Transportation Authority;
Series 2014 A, Ref. RB	5.00%	11/01/2039	3,650	4,016,819
Series 2019 A, Ref. RB (INS - AGM)(a)	5.00%	11/01/2033	750	952,623
Series 2020 A, RB	4.00%	11/01/2050	1,000	1,138,886
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,703,746
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,000	1,197,767
Series 2018 B, Ref. RB	5.00%	06/01/2046	3,400	3,966,667
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(g)	5.00%	03/01/2028	55	55,221
				234,606,709
Puerto Rico–11.22%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043		15,000	15,088,087
Puerto Rico (Commonwealth of);
Series 2007 A, GO Bonds(i)	5.25%	07/01/2037		2,150	2,136,563
Series 2011 C, Ref. GO Bonds(i)	6.50%	07/01/2040		3,000	2,910,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB(i)	5.25%	07/01/2031		550	543,125
Series 2010 AAA-RSA-1, RB(i)	5.25%	07/01/2030		500	493,750
Series 2012 A, RB(i)	5.05%	07/01/2042		45	44,325
Series 2016 E-2, RB(i)	10.00%	01/01/2022		55	57,303
Series 2016 E-4, RB(i)	10.00%	07/01/2022		55	57,303
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(g)	6.63%	06/01/2026		175	181,125
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036		930	934,650
Series 2012, Ref. RB	5.13%	04/01/2032		100	101,575
Series 2012, Ref. RB	5.38%	04/01/2042		100	101,750
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - AMBAC)(a)(f)	0.00%	07/01/2035	$ 975	$ 526,261
Series 2005 B, RB(i)	5.00%	07/01/2037	4,750	2,280,000
Series 2005 B, RB(i)	5.00%	07/01/2041	2,610	1,252,800
Series 2006 B, RB(i)	5.00%	07/01/2027	575	276,000
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	1,000	1,011,158
Puerto Rico Public Finance Corp.; Series 2011 B, RB(i)	6.00%	08/01/2026	5,235	119,096
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2051	5,771	1,396,828
Series 2018 A-1, RB	5.00%	07/01/2058	1,371	1,573,987
Series 2019 A-2, RB	4.54%	07/01/2053	60	67,226
Series 2019 A-2B, RB	4.55%	07/01/2040	304	344,762
				31,497,674
New York–3.71%
New York & New Jersey (States of) Port Authority;
Series 2017 206, Ref. RB(g)	5.00%	11/15/2037		850	1,028,904
Series 2019 220, RB(g)	4.00%	11/01/2059		2,000	2,295,669
Series 2019, RB(g)	5.00%	11/01/2044		1,500	1,838,260
Series 2021, Ref. RB(g)	4.00%	07/15/2046		4,500	5,255,408
					10,418,241
Virgin Islands–0.62%
Tobacco Settlement Financing Corp.;
Series 2006, RB(f)	0.00%	05/15/2035		1,100	465,445
Series 2006, RB(f)	0.00%	05/15/2035		3,100	1,133,721
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2024		50	49,767
Series 2007 A, RB	5.00%	07/01/2026		15	14,860
Series 2007 A, RB	5.00%	07/01/2027		85	84,053
					1,747,846
Northern Mariana Islands–0.53%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(g)	6.25%	03/15/2028		1,500	1,489,324
Guam–0.14%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		125	129,661
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		250	258,799
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(g)	5.75%	09/01/2031		10	10,368
					398,828
TOTAL INVESTMENTS IN SECURITIES(j)–99.77% (Cost $269,239,688)					280,158,622
FLOATING RATE NOTE OBLIGATIONS–(5.54)%
Notes with interest and fee rates ranging from 0.60% to 0.73% at 11/30/2021 and contractual maturities of collateral ranging from 06/01/2028 to 05/01/2038(k)					(15,550,000)
OTHER ASSETS LESS LIABILITIES–5.77%					16,204,496
NET ASSETS–100.00%					$280,813,118
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Fund.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $13,028,516, which represented 4.64% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to the alternative minimum tax.
(h)	Restricted security. The aggregate value of these securities at November 30, 2021 was $1,091,229, which represented less than 1% of the Fund’s Net Assets.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $10,170,265, which represented 3.62% of the Fund’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.23%

(k)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2021. At November 30, 2021, the Fund’s investments with a value of $22,838,394 are held by TOB Trusts and serve as collateral for the $15,550,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco New Jersey Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$280,158,622	$—	$280,158,622
Other Investments - Assets
Investments Matured	—	678,053	—	678,053
Total Investments	$—	$280,836,675	$—	$280,836,675
Invesco New Jersey Municipal Fund